Lease revenue	12 Months Ended
Dec. 31, 2020
Lease Revenue [Abstract]
Lease revenue	Lease revenue
Our current operating lease agreements expire up to and over the next 14 years. The contracted minimum future lease payments receivable from lessees for flight equipment on non-cancelable operating leases for our owned aircraft and engines as of December 31, 2020 were as follows:

Contracted minimum future lease payments receivable
2021	$3,773,352
2022	3,551,721
2023	3,363,258
2024	3,070,849
2025	2,743,947
Thereafter	9,441,322
$25,944,449